Transactions with Related Parties and Affiliates	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Transactions with Related Parties and Affiliates

NOTE 11 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

Vessel operating expenses: In August 2019, Navios Partners extended the duration of its management agreement (“Management Agreement”) with the Manager until January 1, 2025, with an automatic renewal for an additional five years, unless earlier terminated by either party.

Following the completion of the merger with Navios Maritime Containers L.P. (“Navios Containers”), the fleet of Navios Containers is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of the Navios Containers’ management agreement with the Manager (the “NMCI Management Agreement”).

Following the completion of the merger with Navios Acquisition, the fleet of Navios Acquisition is included in Navios Partners’ owned fleet and continued to be operated by the Manager pursuant to the terms of Navios Acquisition’s management agreement with Navios Tankers Management Inc. (the “NNA Management Agreement” and together with the Management Agreement and the NMCI Management Agreement, the “Management Agreements”).

The Manager provided commercial and technical management services to Navios Partners’ vessels: (i) until December 31, 2022 vessel operating expenses were fixed for a daily fee of: (a) $4.48 per Ultra-Handymax vessel; (b) $4.58 per Panamax vessel; (c) $5.57 per Capesize vessel; (d) $6.28 per Containership of TEU 1,300 up to 3,400; (e) $6.40 per Containership of TEU 3,450 up to 4,999; (f) $7.11 per Containership of TEU 6,800; (g) $8.01 per Containership of TEU 8,000 up to 9,999; (h) $8.52 per Containership of TEU 10,000 up to 11,999; (i) $7.03 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.44 per LR1 product tanker vessel; and (k) $9.94 per VLCC; (ii) until December 31, 2023 vessel operating expenses were fixed for a daily fee of: (a) $4.62 per Ultra-Handymax vessel; (b) $4.72 per Panamax vessel; (c) $5.74 per Capesize vessel; (d) $6.47 per Containership of TEU 1,300 up to 3,400; (e) $6.59 per Containership of TEU 3,450 up to 4,999; (f) $7.32 per Containership of TEU 5,000 up to 6,800; (g) $8.25 per Containership of TEU 8,000 up to 9,999; (h) $8.77 per Containership of TEU 10,000 up to 11,999; (i) $7.24 per MR2 and MR1 product tanker and chemical tanker vessel; (j) $7.67 per LR1 product tanker vessel; and (k) $10.24 per VLCC; (iii) commencing from January 1, 2024 vessel operating expenses are fixed for one year for a daily fee of: (a) $4.75 per

Ultra-Handymax vessel; (b) $4.86 per Panamax vessel; (c) $5.91 per Capesize vessel; (d) $6.67 per Containership of TEU 1,300 up to 3,400; (e) $6.79 per Containership of TEU 3,450 up to 4,999; (f) $7.54 per Containership of TEU 5,000 up to 6,800; (g) $8.50 per Containership of TEU 8,000 up to 9,999; (h) $9.04 per Containership of TEU 10,000 up to 11,999; (i) $7.46 per MR2 and MR1 product tanker vessel; (j) $7.90 per LR2 and LR1 product tanker vessel; (k) $10.55 per VLCC; and (l) at cost for specialized transhipper vessels.

The Management Agreements also provide for a technical and commercial management fee of $0.05 per day per vessel and a management fee of $0.55 per day per specialized transhipper vessel and an annual increase of 3% of the fixed daily fee after January 1, 2022 for the remaining period unless agreed otherwise.

Pursuant to the acquisition of the 36-vessel dry bulk fleet from Navios Holdings, which includes time charter-in vessels, Navios Partners and the Manager, on July 25, 2022, amended the Management Agreement to include a technical and commercial management fee of $0.025 per time charter-in vessel per day.

The Management Agreements also provide for payment of a termination fee, equal to the fixed daily fees and other fees charged for the full calendar year preceding the termination date in the event the agreements are terminated on or before its term.

Drydocking expenses are reimbursed at cost for all vessels.

In August 2024, Navios Partners renewed its Management Agreements (the “Master Management Agreement”, together with the “Renewed Administrative Services Agreement” (as defined herein), the “Agreements”) with the Manager commencing January 1, 2025, for a term of ten years, renewing annually. The Conflicts Committee of the Board of Directors, consisting of independent directors, negotiated and approved the Agreements with the advice of Watson Farley & Williams LLP as legal advisor and KPMG Advisors Single Member S.A. (a member firm of the KPMG global organization of independent member firms) as financial advisor.

The Master Management Agreement provides for technical and commercial management and related specialized services based on fee structure, including: (i) a technical management fee of $0.95 per day per owned vessel; (ii) a commercial management fee of 1.25% on revenues; (iii) an S&P fee of 1% on purchase or sales price; and (iv) fees for other specialized services (e.g. supervision of newbuilding vessels). Fixed fees will be adjusted annually for United States Consumer Price Index. The Master Management Agreement also allows for fixed incentive awards if equity returns exceed certain thresholds, as identified in such agreement, upon the unanimous consent of the Board of Directors of Navios Partners. The Master Management Agreement also provides for payment of a termination fee equal to the net present value of the technical and commercial management fees charged for the most recent calendar years, as set forth in the latest audited annual financial statements for the number of years remaining for the Master Management Agreement, using a 6% discount rate.

During the three and six month periods ended June 30, 2024 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company’s Management Agreements, amounted to $6,433 and $10,284, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2023 certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, exhaust gas cleaning system installation and other improvements under the Company’s Management Agreements, amounted to $14,154 and $19,743, respectively, and are presented under the caption “Acquisition of/ additions to vessels” in the condensed Consolidated Statements of Cash Flows.

During the three and six month periods ended June 30, 2024, additional remuneration in accordance with the Company’s Management Agreements amounted to $1,133 and $1,524, respectively, related to superintendent attendances and claims preparation and are presented under the captions of “Direct vessel expenses” in the condensed Consolidated Statements of Operations, “Vessels, net”, “Deferred drydock and special survey costs, net” and “Prepaid expenses and other current assets” in the condensed Consolidated Balance Sheets.

During the three and six month periods ended June 30, 2023, additional remuneration in accordance with the Company’s Management Agreements amounted to $1,439 and $2,005, respectively, related to superintendent attendances and claims preparation and are presented under the captions of “Direct vessel expenses” in the condensed Consolidated Statements of Operations, “Vessels, net”, “Deferred drydock and special survey costs, net” and “Prepaid expenses and other current assets” in the condensed Consolidated Balance Sheets.

During the three and six month periods ended June 30, 2024, certain extraordinary crewing fees and costs amounted to $81 and $215, respectively, and are presented under the caption of “Direct vessel expenses” in the condensed Consolidated Statements of Operations.

During the three and six month periods ended June 30, 2023, certain extraordinary crewing fees and costs amounted to $997 and $2,291, respectively, and are presented under the caption of “Direct vessel expenses” in the condensed Consolidated Statements of Operations.

Total vessel operating expenses for the three and six month periods ended June 30, 2024 amounted to $85,271 and $170,193, respectively.

Total vessel operating expenses for the three and six month periods ended June 30, 2023 amounted to $82,550 and $165,766, respectively.

General and administrative expenses: Pursuant to the administrative services agreement (the “Administrative Services Agreement”), the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Under the Administrative Services Agreement, which provides for allocable general and administrative costs, the Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In August 2019, Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date in the event the Administrative Services Agreement is terminated on or before its term.

In August 2024, Navios Partners renewed its Administrative Services Agreement (the “Renewed Administrative Services Agreement”) with the Manager commencing January 1, 2025, for a term of ten years, renewing annually. The Renewed Administrative Services Agreement provides for reimbursement of allocable general and administrative costs. The Renewed Administrative Agreement also provides for payment of a termination fee equal to the costs charged for the most recent calendar year, as set forth in the latest audited annual financial statements.

During the three and six month periods ended June 30, 2024, allocable general and administrative costs amounted to $2,433 and $4,882, respectively, and are presented under the captions of “Deposits for vessels acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets. During the three and six month periods ended June 30, 2023, allocable general and administrative costs amounted to $957 and $2,010, respectively, and are presented under the captions “Deposits for vessels acquisitions” and “Other long-term assets” in the condensed Consolidated Balance Sheets.

Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2024 amounted to $15,770 and $31,549, respectively. Total general and administrative expenses charged by the Manager for the three and six month periods ended June 30, 2023 amounted to $15,755 and $29,861, respectively.

Balance due from/ (to) related parties: Balance due from/ (to) related parties, short-term as of June 30, 2024 and December 31, 2023 amounted to $27,551 and $(32,026), respectively. Balance due from related parties, long-term as of June 30, 2024 and December 31, 2023 amounted to $0 and $39,570, respectively. The balances mainly consisted of administrative expenses, drydocking, extraordinary fees and costs related to regulatory requirements including ballast water treatment system, other expenses, as well as fixed vessel operating expenses, in accordance with the Management Agreements and are presented under the captions “Amounts due from related parties” and “Amounts due to related parties” in the condensed Consolidated Balance Sheets.

In October 2023, Navios Partners entered into a time charter agreement with a subsidiary of its affiliate Navios South American Logistics Inc. for the Navios Vega, a 2009-built transhipper vessel. The vessel was delivered during the first quarter of 2024. The term of this time charter agreement is approximately five years, at a rate of $25.8 net per day and for the three and six month periods ended on June 30, 2024, the amounts of $2,334 and $3,313, respectively, are presented under the caption “Time charter and voyage revenues” in the condensed Consolidated Statements of Operations. This transaction was negotiated with, and unanimously approved by, the conflicts committee of Navios Partners. As of June 30, 2024, balance due from the above mentioned related party company amounted to $2,233, is presented under the caption “Amounts due from related parties” in the condensed Consolidated Balance Sheets and has been received in August 2024.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

General partner: Olympos Maritime Ltd., an entity affiliated with our Chairwoman and Chief Executive Officer, Angeliki Frangou, is the holder of Navios Partners’ general partner interest.